American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2065 Portfolio
April 30, 2022

One Choice Blend+ 2065 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 61.1%
Avantis U.S. Equity Fund G Class	29,286	399,467
Avantis U.S. Small Cap Value Fund G Class	2,490	36,056
Focused Dynamic Growth Fund G Class	5,852	260,419
Focused Large Cap Value Fund G Class	26,428	264,276
Heritage Fund G Class	2,832	62,930
Mid Cap Value Fund G Class	3,798	63,118
Small Cap Growth Fund G Class	1,876	35,494
		1,121,760
International Equity Funds — 28.7%
Avantis Emerging Markets Equity Fund G Class	4,539	50,514
Avantis International Equity Fund G Class	13,909	149,244
Emerging Markets Fund G Class	6,826	76,044
Focused International Growth Fund G Class	5,192	83,229
Global Real Estate Fund G Class	3,502	48,642
International Small-Mid Cap Fund G Class	3,380	33,733
Non-U.S. Intrinsic Value Fund G Class	9,515	84,590
		525,996
Domestic Fixed Income Funds — 7.3%
Avantis Core Fixed Income Fund G Class	11,377	100,341
Inflation-Adjusted Bond Fund G Class	758	9,296
NT High Income Fund G Class	2,812	25,307
		134,944
International Fixed Income Funds — 2.8%
Emerging Markets Debt Fund G Class	1,516	13,675
Global Bond Fund G Class	3,911	37,035
		50,710
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,018,694)		1,833,410
OTHER ASSETS AND LIABILITIES — 0.1%		998
TOTAL NET ASSETS — 100.0%		$1,834,408

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$133	$418	$125	$(26)	$400	29	$(4)	$2
Avantis U.S. Small Cap Value Fund	12	37	12	(1)	36	2	(1)	1
Focused Dynamic Growth Fund	87	305	82	(50)	260	6	(12)	3
Focused Large Cap Value Fund(3)	88	304	104	(24)	264	26	(12)	37
Heritage Fund(3)	21	76	22	(12)	63	3	(4)	3
Mid Cap Value Fund(3)	21	71	23	(6)	63	4	(2)	8
Small Cap Growth Fund	12	43	15	(5)	35	2	(3)	3
Avantis Emerging Markets Equity Fund	16	56	16	(5)	51	5	(2)	1
Avantis International Equity Fund	49	161	48	(13)	149	14	(3)	2
Emerging Markets Fund(3)	24	92	26	(14)	76	7	(6)	5
Focused International Growth Fund	28	96	28	(13)	83	5	(4)	1
Global Real Estate Fund(3)	16	60	19	(8)	49	4	(1)	8
International Small-Mid Cap Fund(4)	12	40	12	(6)	34	3	(3)	3
Non-U.S. Intrinsic Value Fund	27	93	28	(7)	85	10	(3)	2
Avantis Core Fixed Income Fund	33	116	40	(9)	100	11	(3)	1
Inflation-Adjusted Bond Fund	3	10	4	—	9	1	—	—
NT High Income Fund	8	28	9	(2)	25	3	(1)	1
Emerging Markets Debt Fund	5	14	4	(1)	14	2	(1)	—
Global Bond Fund	12	41	14	(2)	37	4	(1)	1
	$607	$2,061	$631	$(204)	$1,833	141	$(66)	$82
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.